Significant Accounting Policies - Changes in Company's Allowance for Accounts Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 5,594	$ 5,356	$ 4,138
Provision for doubtful accounts	25,043	19,405	22,465
Write-offs and adjustments	(22,519)	(19,167)	(21,247)
Balance at end of period	$ 8,118	$ 5,594	$ 5,356